Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Computer equipment	5 years
Furniture and fittings	5 years

Schedule of Disaggregated Information of Revenues by Major Sources

Disaggregated information of revenues by major sources are as follows:

	For the Year Ended September 30,
	2025	2024	2023
Revenues from contracts with customers recognized over time
IoT Integration Solution Services	$5,955,416	$1,852,645	$1,859,927
BPO Services	2,623,287	1,028,838	772,954
IoT Support and Maintenance Services	2,453,816	429,910	460,396
	11,032,519	3,311,393	3,093,277

Revenues from contracts with customers recognized at a point in time
Trading Sales	53,029	14,597	154,266
Total	$11,085,548	$3,325,990	$3,247,543

Schedule of Translation of Foreign Currencies Exchange Rates

The following table outlines the exchange rates that are used in preparing these consolidated financial statements:

	As of September 30,
	2025	2024
Year end spot rates
AUD(1)	n/a	US$1 = AUD1.48
HK$	US$1 = HK$7.78	US$1 = HK$7.77

	For the Years Ended September 30,
	2025	2024	2023
Average rates
AUD(1)	n/a	US$1 = AUD1.52	US$1 = AUD1.50
HK$	US$1 = HK$7.79	US$1 = HK$7.81	US$1 = HK$7.83

(1)	On July 8, 2024, QBS System disposed of 100% of the shares of its subsidiary, QBS Pty. The year-end spot rate of AUD as of September 30, 2024 represents the exchange rate at the time of the disposal date, while the average AUD rate for the year ended September 30, 2024, represents the average rate from October 1, 2023, to July 8, 2024. No AUD/US$ exchange rate was applied for the year ended September 30, 2025, as the subsidiary was no longer included in consolidation.